Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of revenue [Abstract]
Schedule of Revenue
	Year ended December 31,
	2022	2021	2020
Travel service	79,092,342	51,818,166	991,929
Technology	782,302	-	-
Cross-board products	83	2,222,782	343,445
Total	79,874,727	54,040,948	1,335,374